Basic and Diluted Net Loss Per Share - Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	153,884,960	104,420,286	153,884,960	104,420,286	64,778,154	34,799,299
Common stock warrants [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	25,670,265	31,670,265	25,670,265	31,670,265	25,434,069	23,024,556
Convertible notes [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share					27,364,717
Stock options and RSUs Issued and Outstanding [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	34,256,501	14,170,385	34,256,501	14,170,385	11,979,368	11,774,743